Investment Strategy	Dec. 08, 2025
GraniteShares YieldBOOST Single Stock Universe ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and pay weekly distributions. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of other ETFs, rather than in securities of individual companies. In addition, from time to time, the Fund may invest directly in the securities and financial instruments in which one or more Underlying YieldBOOST ETFs (defined below) invests.

The Fund’s portfolio will be primarily composed of “YieldBOOST ETFs,” which are all affiliated ETFs advised by GraniteShares Advisors LLC (the “Adviser”) (each, an “Underlying YieldBOOST ETF”). Each of the Underlying YieldBOOST ETFs in which the Fund may invest has for objective to achieve 2 times (200%) the income generated from selling options on an “Underlying Stock” by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying ETF”). The Underlying YieldBoost ETF’s secondary investment objective is to gain exposure to the performance of the Underlying ETF, subject to a cap on potential investment gains. Each Underlying YieldBoost ETF may implement a downside protection which could affect the net income level.

Additional information regarding the Underlying YieldBOOST ETF is set forth below.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Due to the investment strategies of the Underlying YieldBOOST ETFs, the Fund’s indirect exposure to gains, if any, of the share price returns of the Underlying Stocks is generally limited. However, the Fund is subject to all potential losses if the shares of the Underlying Stocks decrease in value, which may not be offset by distributions received by the Fund.

Portfolio Construction

The Fund’s portfolio will generally be equally weighted in each of the available Underlying YieldBOOST ETFs. The Adviser will reallocate the Fund’s portfolio on a monthly basis so that each Underlying YieldBOOST ETF (including any eligible new Underlying YieldBOOST ETF(s)) is equally weighted in the Fund’s portfolio, excluding any Underlying YieldBOOST ETF for which the tax loss harvesting strategy is currently being used. For a new Underlying YieldBOOST ETF to be eligible for inclusion in the Fund’s portfolio, it must have commenced operations and have made an initial distribution.

The Fund is classified as “non-diversified” under the 1940 Act.

The Adviser will endeavor to optimize tax losses by implementing the synthetic call strategy as described below. This approach will lead to deviations from an equal allocation for the specific Underlying YieldBOOST ETFs subject to tax harvesting.

Tax Loss Harvesting Strategy

If a specific Underlying YieldBOOST ETF has recently incurred substantial losses, the Fund may choose to redeem (or otherwise exit) its investment in that particular ETF to seek to capitalize on tax loss harvesting (a strategy that seeks to minimize the Fund’s capital gains). In that case, the Adviser will use the proceeds from such redemption and directly invest them in the same derivative instruments on the same Underlying ETF(s) as that of the redeemed Underlying YieldBOOST ETF (as described in the section below “Underlying YieldBOOST ETF’s use of the Underlying ETF Derivatives Contracts”). This approach aims to achieve returns akin to those of the redeemed Underlying YieldBOOST ETF in which the Fund was invested. The strategy will be employed for a minimum of 31 days to adhere to applicable tax rules.

Underlying YieldBOOTS ETFs

Each Underlying YieldBOOST ETF is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Underlying YieldBOOST ETF from selling options will be distributed at least partially before the maturity of the options. This allows the Underlying YieldBOOST ETF to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Underlying YieldBOOST ETF will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Underlying YieldBOOST ETF is subject to the losses from the Underlying ETF. In case a Put Spread Strategy (as defined under the section “Underlying YieldBOOST ETF’s Use of the Underlying ETF Derivatives Contracts”) is implemented, the Underlying YieldBOOST ETF may benefit from a limited downside protection against a negative price variation in the Underlying ETF. Such protection will negatively affect the Underlying YieldBOOST ETF’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide lower protection but may have less negative impact on the Underlying YieldBOOST ETF’s income level.

Each Underlying YieldBOOST ETF will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Underlying YieldBOOST ETFs do not invest in the Underlying ETFs

-	Each Underlying YieldBOOST ETF’s strategy will cap its potential gain to the premium received from selling options on the Underlying ETF,
-	Each Underlying YieldBOOST ETF’s strategy is exposed to all potential losses if the Underlying ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Underlying YieldBOOST ETFs do not invest directly in the Underlying ETFs,
-	Underlying YieldBOOST ETF’s shareholders are not entitled to any distribution paid by Underlying ETF.

Underlying YieldBOOST ETF’s use of the Underlying ETF Derivatives Contracts

-	Put Spread Strategy: Each Underlying YieldBOOST ETF Fund enters in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Underlying YieldBOOST ETF receives a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Underlying YieldBOOST ETF’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Underlying YieldBOOST ETF. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Underlying YieldBOOST ETF may vary in regard to their strike price from 0 to 15% above the then-current price of the Underlying ETF. The put options contracts bought by the Underlying YieldBOOST ETF has a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Underlying YieldBOOST ETF generally have 1- month or less expiration dates.

-	Put Write Strategy: The Underlying YieldBOOST ETF sells put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The put options contracts sold by the Underlying YieldBOOST ETF may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Underlying YieldBOOST ETF generally have 1- month or less expiration dates. The Adviser primarily employes this put write strategy when it believes that the share price of its Underlying ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Underlying YieldBOOST ETF sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Underlying YieldBOOST ETF receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Underlying YieldBOOST ETF would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Underlying YieldBOOST ETF would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Underlying YieldBOOST ETF would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Underlying YieldBOOST ETF sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Underlying YieldBOOST ETF receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Underlying YieldBOOST ETF would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Underlying YieldBOOST ETF would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Underlying YieldBOOST ETF receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Underlying YieldBOOST ETF receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Underlying YieldBOOST ETF would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Underlying YieldBOOST ETF would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Underlying YieldBOOST ETF would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Underlying YieldBOOST ETF would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying ETF’s price were to drop to zero, the Underlying YieldBOOST ETF’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Underlying YieldBOOST ETFs

As part of the Underlying YieldBOOST ETFs’ strategy, each Underlying YieldBOOST ETF may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying ETF. Each Underlying YieldBOOST ETF will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Underlying YieldBOOST ETFs

As part of the Underlying YieldBOOST ETFs’ strategy, each Fund Underlying YieldBOOST ETF may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

This document relates only to the securities offered hereby and does not relate to the Underlying YieldBOOST ETF or the Underlying ETF. The Fund has derived all disclosures contained in this document regarding the Underlying YieldBOOST ETF and Underlying ETF from publicly available documents. The Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying YieldBOOST ETF and Underlying ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying YieldBOOST ETF and Underlying ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH ALL UNDERLYING YIELDBOOST ETFs AND THEIR TRUST.

GraniteShares YieldBOOST TopYielders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and pay weekly distributions. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of other ETFs, rather than in securities of individual companies. In addition, from time to time, the Fund may invest directly in the securities and financial instruments in which one or more Underlying YieldBOOST ETFs (defined below) invests.

The Fund’s portfolio will be primarily composed of “YieldBOOST ETFs,” which are all affiliated ETFs advised by GraniteShares Advisors LLC (the “Adviser”) (each, an “Underlying YieldBOOST ETF”). Each of the Underlying YieldBOOST ETFs in which the Fund may invest has for objective to achieve 2 times (200%) the income generated from selling options on an “Underlying Stock” by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying ETF”). The Underlying YieldBOOST ETF’s secondary investment objective is to gain exposure to the performance of the Underlying ETF, subject to a cap on potential investment gains. Each Underlying YieldBOOST ETF may implement a downside protection which could affect the net income level.

Additional information regarding the Underlying YieldBOOST ETF is set forth below.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore each Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of GraniteShares ETF Trust (the “Trust”) and 60 days’ written notice to shareholders.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Due to the investment strategies of the Underlying YieldBOOST ETFs, the Fund’s indirect exposure to gains, if any, of the share price returns of the Underlying Stocks is generally limited. However, the Fund is subject to all potential losses if the shares of the Underlying Stocks decrease in value, which may not be offset by distributions received by the Fund.

Portfolio Construction

The Adviser selects the Underlying YieldBOOST ETF in which the Fund will invest by analyzing, among other things, the levels of implied volatility (a measure of the market’s expectation for future price fluctuations) of the Underlying Stock’s listed options prices. Implied volatility is integral to the Fund’s strategy, as it indicates the expected price fluctuations of a security, guiding the Adviser’s selection of suitable Underlying Stocks. Generally, the Adviser will seek to invest in the Underlying YieldBOOST ETFs that indirectly reference the Underlying Stocks with higher implied volatility. Higher implied volatility typically correlates with increased options premiums, allowing the Underlying YieldBOOST ETFs to potentially generate income from its portfolio of options. The Adviser also analyzes significant upcoming events related to, where applicable, the issuers of the Underlying Stocks (e.g., earnings releases), as well as the trading volumes of such securities and their related options contracts. The Fund is generally unconstrained and therefore, the Underlying Stocks can be of any market capitalization size and represent any industry sector.

The Adviser will typically select between five and fifteen Underlying YieldBOOST ETFs, although that number may change based on the Adviser analysis. As part of its risk management process, to seek to lower risk and enhance returns, where possible, the Fund will invest in Underlying YieldBOOST ETFs that provide exposure across various sectors and industries, reducing the impact of sector specific events. While the Fund intends to have exposure to multiple sectors, it may invest in Underlying YieldBOOST ETF that provide exposure to a particular sector in amounts greater than 25% of the Fund’s total assets when the Adviser’s selection process indicates that such sector exposure would be appropriate for the Fund. The Fund will not invest more than 25% of its net assets in any particular “industry” as defined under the Standard Industrial Classification code.

The Fund is classified as “non-diversified” under the 1940 Act.

The Adviser will endeavor to optimize tax losses by implementing the synthetic call strategy as described below. This approach will lead to deviations from an equal allocation for the specific Underlying YieldBOOST ETFs subject to tax harvesting.

Tax Loss Harvesting Strategy

If a specific Underlying YieldBOOST ETF has recently incurred substantial losses, the Fund may choose to redeem (or otherwise exit) its investment in that particular ETF to seek to capitalize on tax loss harvesting (a strategy that seeks to minimize the Fund’s capital gains). In that case, the Adviser will use the proceeds from such redemption and directly invest them in the same derivative instruments on the same Underlying ETF(s) as that of the redeemed Underlying YieldBOOST ETF (as described in the section below “Underlying YieldBOOST ETF’s use of the Underlying ETF Derivatives Contracts”). This approach aims to achieve returns akin to those of the redeemed Underlying YieldBOOST ETF in which the Fund was invested. The strategy will be employed for a minimum of 31 days to adhere to applicable tax rules.

Underlying YieldBOOTS ETFs

Each Underlying YieldBOOST ETF is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions by selling put options on the Underlying ETF, which provides exposure to 2 times the daily performance of the Underlying Stock. It is expected that the implied volatility on the Underlying ETF to be twice the level of the Underlying Stock’s implied volatility and selling options on the Underlying ETF to generate, over the same time horizon and for the same strike levels, twice the premium generated by selling options on the Underlying Stock. The premium received by the Underlying YieldBOOST ETF from selling options will be distributed at least partially before the maturity of the options. This allows the Underlying YieldBOOST ETF to make distributions on a weekly basis even if the options sold have longer maturity (such as monthly maturity for instance). This approach may result in the distributions being treated fiscally as return of capital (see “Distribution Risk” under the section “Principal Risks of Investing in the Fund”). There is no guarantee that the Underlying YieldBOOST ETF will generate twice the level of premium that would be generated by selling options on the Underlying Stock.

The Underlying YieldBOOST ETF is subject to the losses from the Underlying ETF. In case a Put Spread Strategy (as defined under the section “Underlying YieldBOOST ETF’s Use of the Underlying ETF Derivatives Contracts”) is implemented, the Underlying YieldBOOST ETF may benefit from a limited downside protection against a negative price variation in the Underlying ETF. Such protection will negatively affect the Underlying YieldBOOST ETF’s overall income level. A put spread strategy with a narrow spread (the difference between the strikes of the put option sold and put option bought) may provide better protection but will have a higher negative impact on the Fund’s income level. A put spread strategy with a large spread will provide lower protection but may have less negative impact on the Underlying YieldBOOST ETF’s income level.

Each Underlying YieldBOOST ETF will invest at least 80% of its net assets (plus any borrowings for investment purposes) in derivatives contracts that utilize the Underlying ETF as their reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

The Underlying YieldBOOST ETFs do not invest in the Underlying ETFs

-	Each Underlying YieldBOOST ETF’s strategy will cap its potential gain to the premium received from selling options on the Underlying ETF,
-	Each Underlying YieldBOOST ETF’s strategy is exposed to all potential losses if the Underlying ETF’s share declines, subject to a potential downside protection if a Put Spread Strategy is used (as defined in ten next section). The potential losses may not be offset by the premium received by the Fund,
-	The Underlying YieldBOOST ETFs do not invest directly in the Underlying ETFs,
-	Underlying YieldBOOST ETF’s shareholders are not entitled to any distribution paid by Underlying ETF.

Underlying YieldBOOST ETF’s use of the Underlying ETF Derivatives Contracts

-	Put Spread Strategy: Each Underlying YieldBOOST ETF Fund enters in put spread options contracts, either directly or through swap contracts, on the Underlying ETF and for which the Underlying YieldBOOST ETF receives a net premium. A put spread consists of selling a put option contract while buying a put option contract with the same maturity but a lower strike price. The Underlying YieldBOOST ETF’s protection against a potential decrease in the price of the Underlying ETF only applies if it falls below the strike price of the option contract bought by the Underlying YieldBOOST ETF. Buying a put option contract results in a cost that negatively affects the Fund’s income level. It is unlikely for a put spread strategy to generate twice the level of income that would be obtained by selling options on the Underlying Stock directly. The put options contracts sold by the Underlying YieldBOOST ETF may vary in regard to their strike price from 0 to 15% above the then-current price of the Underlying ETF. The put options contracts bought by the Underlying YieldBOOST ETF has a lower strike price, ranging from 50% out-of-the-money to at-the-money. The put options sold and bought by the Underlying YieldBOOST ETF generally have 1- month or less expiration dates.

-	Put Write Strategy: The Underlying YieldBOOST ETF sells put options contracts, either directly or through swap contracts, on the Underlying ETF and for which it will receive a premium. The put options contracts sold by the Underlying YieldBOOST ETF may vary in regard to their strike prices from 40% out-of-the-money to 15% in-the-money. The put options sold and bought by the Underlying YieldBOOST ETF generally have 1- month or less expiration dates. The Adviser primarily employes this put write strategy when it believes that the share price of its Underlying ETF is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news).

Example 1 – Put Write Strategy - Selling In-the-money Put Option Contract with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Underlying YieldBOOST ETF sells an in-the-money put option contract with a strike price of $105.00 and a one-month maturity. The Underlying YieldBOOST ETF receives a $5.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Underlying YieldBOOST ETF would keep the $5.50 premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Underlying YieldBOOST ETF would keep the $5.50 premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops ETF’s share price drops to $99.50 before expiration.	The $5.50 premium received is equal to the drop in price in the Underlying Leveraged ETF’s share price, resulting in a return of zero.

Case 4: the Underlying ETF’s share price drops below $99.50, that is the strike price ($105.00) reduced by the premium received ($5.50).	The Underlying YieldBOOST ETF would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 2 – Put Write Strategy - Selling Out-of-the-money Put Options Contracts with a One-week Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Underlying YieldBOOST ETF sells an out-of-the-money put option contract with a strike price of $95.00 and a one-week maturity. The Underlying YieldBOOST ETF receives a $0.50 premium for selling the put option contract.

Case 1: the Underlying ETF’s share price increases above $100.00 before expiration.	The Underlying YieldBOOST ETF would keep the $0.50 premium received but would not participate in the increased in the Underlying ETFs’ share price.

Case 2: the Leveraged ETF’s share price drops below $94.50, that is the strike price ($95.00) reduced by the premium received ($0.50).	The Underlying YieldBOOST ETF would lose money and be exposed to the drop in the Underlying ETF’s share price.

Example 3 – Put Spread Strategy - Selling At-the-money Put Options Contracts and buy an Out-of-the-money Put Options Contracts with both with a One-month Maturity

Assume for simplicity that the Underlying ETF’s shares are trading at $100.00 at the time the Fund sells an in-the-money put option contract with a strike price of $105.00 and buy an out-of-the-money put option contract with a strike price of $95.00 both with a one-month maturity. The Underlying YieldBOOST ETF receives a $5.50 premium for selling the put option contract and pays $0.50 premium for buying the put option contract. Hence the Underlying YieldBOOST ETF receives a $5.00 net premium.

Case 1: the Underlying ETF’s share price increases to $105.00 before expiration.	The Underlying YieldBOOST ETF would keep the $5.00 net premium received.

Case 2: the Underlying ETF’s share price increase exceeded $105.00 before expiration.	The Underlying YieldBOOST ETF would keep the $5.00 net premium received but would not participate in any of the additional upside.

Case 3: the Underlying ETF’s share price drops below $100.00, that is the strike price of the option sold ($105.00) reduced by the net premium received ($5.00) but remains above $95.00 before expiration.	The Underlying YieldBOOST ETF would lose up to $5.00, which is the difference between the 2 strike levels reduced by the net premium received

Case 4: the Underlying ETF’s share price drops below $95.00	The Underlying YieldBOOST ETF would lose $5.00, which is the difference between the 2 strike levels reduced by the net premium received.

The comparison between the Put Write Strategy in Example 1 and the Put Spread Strategy in Example 3, shows that the Put Spread Strategy has a narrower range of outcomes. It has limited participation in a potential increase or decrease in the Underlying ETF’s share price.

In examples 1 and 2, if the Underlying ETF’s price were to drop to zero, the Underlying YieldBOOST ETF’s NAV would be equal, before fees and costs, to the value of premium received.

Types of Options Contracts Used by the Underlying YieldBOOST ETFs

As part of the Underlying YieldBOOST ETFs’ strategy, each Underlying YieldBOOST ETF may buy or sell FLexible EXchange® (“FLEX”) put options contracts that are based on the value of the price returns of the Underlying ETF. Each Underlying YieldBOOST ETF will only buy or sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying ETF) the option at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security or currency (put). An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration. The Fund might use either European or American style options. The Fund intends to primarily utilize European style options.

Swap agreements Used by the Underlying YieldBOOST ETFs

As part of the Underlying YieldBOOST ETFs’ strategy, each Fund Underlying YieldBOOST ETF may enter into swap agreements with major financial institutions that provide the same exposure as to buying and/or selling put options contracts on the Underlying ETF. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying ETF. All put options contracts referenced in a swap agreement will be listed for trading on regulated U.S. exchanges.

The swap performance will settle in cash only irrespective of the types of the put options contracts referenced in the swap agreement.

This document relates only to the securities offered hereby and does not relate to the Underlying YieldBOOST ETF or the Underlying ETF. The Fund has derived all disclosures contained in this document regarding the Underlying YieldBOOST ETF and Underlying ETF from publicly available documents. The Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying YieldBOOST ETF and Underlying ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying YieldBOOST ETF and Underlying ETF could affect the value received with respect to your Shares and therefore the value of your Shares.

THE FUND, TRUST AND ADVISER ARE AFFILIATED WITH ALL UNDERLYING YIELDBOOST ETFs AND THEIR TRUST.